Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 221,060	$ 208,479
Short-term bank deposits and restricted deposits	2,213	16,447
Trade and unbilled receivables and contract assets, net	2,067,846	1,712,915
Other receivables and prepaid expenses	160,728	199,148
Inventories, net	1,219,920	1,141,996
Total current assets	3,671,767	3,278,985
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	201,574	196,180
Long-term trade and unbilled receivables and contract assets	259,150	297,145
Grants Receivable, Noncurrent	0	365,436
Long-term bank deposits and other receivables	58,076	42,962
Deferred income taxes, net	89,452	42,804
Severance pay fund	287,104	278,732
Total long-term investments and receivables	895,356	1,223,259
OPERATING LEASE RIGHT OF USE ASSETS	365,763
PROPERTY, PLANT AND EQUIPMENT, NET	766,532	686,620
GOODWILL	1,340,617	1,022,624
OTHER INTANGIBLE ASSETS, NET	295,323	239,297
Total assets	7,335,358	6,450,785
CURRENT LIABILITIES:
Short-term bank credit and loans	208,399	208,821
Current maturities of long-term loans and Series A Notes	199,882	62,546
Operating lease liabilities	62,565
Trade payables	926,338	776,100
Other payables and accrued expenses	1,052,080	1,081,992
Contract liabilities (customer advances)	723,581	780,994
Total current liabilities	3,172,845	2,910,453
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	440,124	467,649
Series A Notes, net of current maturities	0	56,303
Employee benefit liabilities	836,535	736,798
Deferred income taxes and tax liabilities, net	114,419	78,677
Contract liabilities (customer advances)	62,830	175,890
Operating lease liabilities	323,287
Other long-term liabilities	225,478	170,607
Total long-term Liabilities	2,002,673	1,685,924
COMMITMENTS AND CONTINGENT LIABILITIES
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2019 and 2018; Issued 44,198,330 shares as of December 31, 2019 and 2018, respectively; Outstanding 44,198,330 and 42,789,409 shares as of December 31, 2019 and 2018, respectively	12,742	12,348
Additional paid-in capital	411,568	263,556
Treasury shares – 1,408,921 as of December 31, 2018	0	(40,428)
Accumulated other comprehensive loss	(144,963)	(94,944)
Retained earnings	1,862,059	1,691,921
Total Elbit Systems Ltd. equity	2,141,406	1,832,453
Non-controlling interests	18,434	21,955
Total equity	2,159,840	1,854,408
TOTAL LIABILITIES AND EQUITY	$ 7,335,358	$ 6,450,785